S000006643 [Member] Expense Example - Loomis Sayles Inflation Protected Securities Fund	Sep. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	742
Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,041
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 636